FORM N-SAR
FOR REGISTERED INVESTMENT COMPANIES
FOR FISCAL YEAR ENDING  12-31-97


GENERAL INFORMATION
1. A.     REGISTRANT NAME:  Trust Southwest
  B. File Number:  811-3332
  C. Telephone Number:  713-236-3287
  D. Address:  4000 NC NB Center P.O.Box 3226
            Houston, Texas  77002


2. SUMMARY OF THIS FILING:
  1X   12_ 23_  34_ 45_  56_  67_ 78_  89_  100  111  122
       _   _    _   _    _    _   _    _    __   X    X
  2X   13_ 24_  35_ 46_  57_  68_ 79_  90_  101  112  123
       _   _    _   _    _    _   _    _    __   X    X
  3X   14_ 25_  36_ 47_  58_  69_ 80_  91_  102  113  124
       _   _    _   _    _    _   _    _    __   X    X
  4X   15_ 26_  37_ 48_  59_  70_ 81_  92_  103  114  125
       _   _    _   _    _    _   _    _    __   X    X
  5X   16_ 27_  38_ 49_  60_  71_ 82_  93_  104  115  126
       _   _    _   _    _    _   _    _    __   X    X
  6X   17_ 28_  39_ 50_  61_  72_ 83_  94_  105  116  127
       _   _    _   _    _    _   _    _    __   X    X
  7__  18_ 29_  40_ 51_  62_  73_ 84_  95_  106  117  128
       _   _    _   _    _    _   _    _    __   X    X
  8__  19_ 30_  41_ 52_  63_  74_ 85_  96_  107  118  129
       _   _    _   _    _    _   _    _    __   X    __
  9__  20_ 31_  42_ 53_  64_  75_ 86_  97_  108  119  130
       _   _    _   _    _    _   _    _    __   X    __
  10_  21_ 32_  43_ 54_  65_  76_ 87_  98_  109  120  131
  _    _   _    _   _    _    _   _    _    __   X    X
  11_  22_ 33_  44_ 55_  66_  77_ 88_  99_  110  121  132
  _    _   _    _   _    _    _   _    _    __   X    X


3. Is this the first filing on this form by Registrant?
N
                                                  Y/N

4. Is this the last filing on this form by Registrant?
N
Y/N

5. Is Registrant a small business investment company?
N
                                                  Y/N

6. Is Registrant a unit investment trust?
Y
Y/N

7. Is Registrant a series or multiple portfolio company?
Y/N

111. A.   Depositor  name:    Trust Southwest
  B. SEC File Number (If any):
  C. Location:    Houston, Texas   77002

112. A.   Sponsor  name:      Rotan Mosle Incorporated
  B. SEC File Number (If any):
  C. Location:    Houston, Texas   77002

113. A.   Trustee  name: Chase Manhattan Bank
  B. Location:    New York,  NY   10004


114. A.   Principal underwriter name:   Rotan Mosle
Incorporated
  B. File Number :  8-______
  C. Location:    Houston, Texas   77002

115. A.   Independent public accountant name:  Ernst & Young
LLP
  B. Location:   New  York, New York    10019

116. Family of investment companies information:
  A. Is Registrant part of a family of investment companies?
N
Y/N

117. A.   Is Registrant a separate account of an insurance
company?               N
Y/N

118. State the number of series existing at the end of the
period that had
  securities registered under the Securities Act of 1933
5

119. State the number of new series for which registration
statements under
  the Securities Act of 1933 became effective during the
period               0

120. State the total value of the portfolio securities on
the date of deposit for
  the new series included in item  119 ($000's omitted)
$   0

121. State the number of series for which a current
prospectus was in existence
  at the end of  the period
0

122. State the number of existing series for which
additional units were
  registered under the Securities Act of 1933 during the
current period        0

123. State the total value of the additional units
considered in answering  item
  122 ($000's omitted)                                   $
0

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value
of these units is to
  be measured on the date they were placed in the subsequent series)
  ($000's omitted)                                   $   0

125. State the total dollar amount of sales loads collected
(before reallowances
  to other brokers or dealers) by Registrant's principal
underwriter and any
  underwriter which is an affiliated person of the principal underwriter during
  the current period solely from the sale of units of all
series of Registrant
  ($000's omitted)                                  $    0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)
$


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                           Numbe     Total     Total
                            r of    Assets     Income
                           Serie    ($000'    Distribu
                             s         s       tions
                           Inves    omitte    ($000's
                            ting      d)      omitted)

A U.S. Treasury direct              $         $
 . issue

B U.S. Government agency            $         $
 .

C State and  municipal              $         $
 . tax-free                 5        2,259     256

D Public utility debt               $         $
 .
E Brokers or dealers debt
 . or debt of                        $         $
  brokers' or dealers'
  parent

F All other corporate               $         $
 . intermed. & long term
  debt

G All other corporate               $         $
 . short-term debt
H Equity securities of
 . brokers or dealers or             $         $
  parents of brokers or
  dealers

I Investment company                $         $
 . equity securities

J All other equity                  $         $
 . securities

K Other securities                  $         $
 .

L Total assets of all               $         $
 . series of registrant              2,259


128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?
Y/N

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?
Y/N

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?
Y/N

131. Total expenses incurred by all series of Registrant
during the current
  reporting period ($000's omitted)
$    10


132. List the "811" (Investment Company Act of 1940) registration number for all Series of
  Registrant that are being included in this filing:

   811-3332

For period ending (a)    12-31-97
File Number (c)          811-3332

This report is signed on behalf of the registrant in the City of New York and State of
New York on the 20th day of February 1998.





                              Trust Southwest
                              (Registrant)


Witness:  /s/ DOROTHY F. HAUGHEY          By:  /s/
ROBERT E. HOLLEY
         Dorothy F. Haughey                  Robert E.
Holley
              Secretary                      Senior Vice
President